Financial Risk Management - Fair Value Determination for Financial Assets and Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Oct. 01, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value measurement of assets [line items]
Assets	R 48,803		R 44,692	R 36,736
Mponeng operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	10.30%	10.60%
Financial assets at fair value through other comprehensive income | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	R 74		77
Financial assets at fair value through other comprehensive income | Restricted Cash and Investments | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	252
Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	177		306
Financial assets at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	1,799		68
Financial assets at fair value through profit or loss | Restricted Cash and Investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	1,391		837
Financial liabilities at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities	(212)		(5,003)
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3
Disclosure of fair value measurement of assets [line items]
Liabilities	R (417)		R 0
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3 | Mponeng operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections			10.30%
ARM BBEE Trust | Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	7.90%		9.80%
Fair value model [member] | ARM BBEE Trust | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of fair value risk, reasonably increase in risk variable, Percent	0.74%
Sensitivity analysis for types of fair value risk, reasonably decrease in risk variable, Percent	0.74%
Fair value model [member] | AngloGold Ashanti | Contingent consideration liability
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of fair value risk, reasonably increase in risk variable, Percent	7.00%
Sensitivity analysis for types of fair value risk, reasonably decrease in risk variable, Percent	7.00%
Sensitivity analysis for types of fair value risk, reasonably Increase in risk variable, Impact on Pre-Tax Earnings	R 208
Sensitivity analysis for types of fair value risk, reasonably Decrease in risk variable, Impact on Pre-Tax Earnings	R 183